Goodwill and Other Intangible Assets - Changes in Goodwill Balance (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 493,671	$ 507,611	$ 312,412
Acquired in business combinations		11,647	198,124
Foreign currency translation adjustment	(33,622)	(26,098)	(2,925)
Post-acquisition goodwill adjustment for Stayz		511
Ending balance	$ 460,049	$ 493,671	$ 507,611